FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

August 27, 2013

VIA EDGAR TRANSMISSION

Ms. Kimberly A. Browning
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Forum Funds (the “Registrant”):
Fountainhead Special Value Fund (the “Fund”)
                 (File Nos. 811-03023 and 2-67052)

Dear Ms. Browning:

On August 15, 2013, Registrant filed a preliminary Information Statement pursuant to Regulation 14C promulgated under the Securities Exchange Act of 1934, as amended, with Securities and Exchange Commission (the “SEC”) regarding the provision of notice to the Fund's shareholders with respect to the liquidation and termination of the Fund (accession number 0001435109-13-000383) ("Information Statement"). The purpose of this letter is to respond to oral comments provided to David Faherty of Atlantic Fund Services and Stacy Fuller of K&L Gates LLP on August 26, 2013 regarding the Information Statement.

Registrant acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in its Information Statement; (2) Staff comments or changes to disclosure in response to Staff comments in Information Statement reviewed by the Staff do not foreclose the SEC from taking any action with respect to its Information Statement; (3) Staff action in reviewing the Information Statement does not relieve Registrant from its full responsibility for the adequacy and the accuracy of the disclosure in its Information Statement and (4) it may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Capitalized terms used in this response letter, but not defined herein, shall have the same meaning as in the Information Statement.

Comment 1: Paragraph 2 of the Information Statement states "Pursuant to Section 11.04A of the Trust’s Trust Instrument, approval of the Fund’s shareholders is required in order to liquidate the Fund."  Please confirm in your response that a vote of a majority of shareholders meets the necessary requirements Section 11.04A of the Trust's Trust Instrument or otherwise state the requirement in the Information Statement.

Response:  Registrant confirms a vote of a majority of shareholders meets the necessary requirements Section 11.04A of the Trust's Trust Instrument.

U.S. Securities and Exchange Commission
August  27, 2013

Comment 2: Please revise the Information Statement to clarify that, as a result of the Expense Limitation Agreement, the Adviser is expected the bear the expenses associated with the liquidation and termination of the Fund

Response: Registrant has revised the disclosure consistent with the staff's comment.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 347-2075.
Kind regards,
/s/ David Faherty
David Faherty
cc: Stacy L. Fuller, Esq.
K&L Gates LLP